Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes
Schedule of Income tax provisions breakdown

	2024	2023
Federal
Current	$—	$—
Deferred	—	—
State and local
Current	(303,321)	473,000
Deferred	—	—
Income tax provision	$(303,321)	$473,000

Schedule of expected tax expense (benefit)

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
U.S. federal statutory rate	21.0%	21.0%
State taxes	1.9%	9.8%
Deferred tax asset adjustments	(11.5)%	4.3%
Non-deductible amortization of debt discount	(0.4)%	—%
Other non-deductible items	(0.1)%	1.9%
Non-taxable change in profit share liability	(8.6)%	41.7%
Change in valuation allowance	(0.3)%	(70.3)%
Income tax provision	2.6%	8.4%

Schedule of deferred tax assets and liabilities

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$3,595,000	$2,751,000
Stock based compensation	799,000	1,517,000
Other	152,000	186,000
Total deferred tax assets	4,546,000	4,454,000
Deferred tax liability:
IRC Section 481(a) adjustment	(125,000)	—

Valuation Allowance	(4,421,000)	(4,454,000)

Net deferred tax asset	$—	$—